Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 237	$ 189	$ 190
Past service cost		10	43
Gain or Loss on Settlement or curtailment	(5)		(61)
Net Interest on the net Defined Benifit Liability	299	163	154
Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	344	567	585
Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	227
Gain or Loss on Settlement or curtailment	(5)
Net Interest on the net Defined Benifit Liability	214
Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	229
Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	208
Gain or Loss on Settlement or curtailment	(5)
Net Interest on the net Defined Benifit Liability	209
Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	91
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	2,354	2,677
Pension and retirement plans [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	195	145	145
Past service cost		10	43
Gain or Loss on Settlement or curtailment	(5)		(61)
Net Interest on the net Defined Benifit Liability	265	140	134
Pension and retirement plans [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	370	539	558
Pension and retirement plans [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	183
Gain or Loss on Settlement or curtailment	(5)
Net Interest on the net Defined Benifit Liability	186
Pension and retirement plans [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	266
Pension and retirement plans [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	167
Gain or Loss on Settlement or curtailment	(5)
Net Interest on the net Defined Benifit Liability	181
Pension and retirement plans [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	130
Seniority premium plan [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	42	44	45
Net Interest on the net Defined Benifit Liability	34	23	20
Seniority premium plan [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	(26)	$ 28	$ 27
Seniority premium plan [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	44
Net Interest on the net Defined Benifit Liability	28
Seniority premium plan [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	(37)
Seniority premium plan [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	41
Net Interest on the net Defined Benifit Liability	28
Seniority premium plan [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ (39)